Note 4 - Property, Plant and Equipment (Details) - Components of Property, Plant and Equipment (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	$ 188.9	$ 132.3
Less: accumulated depreciation	(18.1)	(3.9)
Property, plant and equipment, net	175.0	136.2
Construction in process	4.2	7.8
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	36.6	29.9
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	51.1	38.9
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, gross	101.2	63.5
Excluding Construction in Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 170.8	$ 128.4